UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	$4,550	$4,451,129
Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Asset- Backed, Series A, 5.00%, 6/01/46	1,660	1,302,154
Arizona — 4.8%
Arizona Water Infrastructure Finance Authority, Refunding RB, Water Quality Revenue, Series A, 5.00%, 10/01/23	3,190	4,085,975
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,200	1,542,552
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	2,215	1,952,944
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,080,560
5.00%, 12/01/37	2,360	2,449,798
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	155	156,482
		12,268,311
California — 9.8%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	125	124,373
California Health Facilities Financing
Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	825	904,811
Sutter Health, Series B, 6.00%, 8/15/42	2,200	2,642,200
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,767,242
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	820	996,095
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,510	1,622,087
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	555	625,346
Montebello Unified School District California, GO, CAB (NPFGC) (b):
4.38%, 8/01/22	2,405	1,559,065
4.51%, 8/01/23	2,455	1,502,951
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 4.55%, 7/01/29 (b)	3,475	1,623,381

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose, 6.50%, 4/01/33	$8,370	$10,454,632
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	1,015	1,107,659
		24,929,842
Colorado — 2.4%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,455	1,512,618
Colorado Health Facilities Authority, Refunding RB, The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,230	1,303,443
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, Subordinate, 8.13%, 12/01/25	1,000	999,900
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	710	809,357
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,465,838
		6,091,156
Connecticut — 4.0%
Connecticut State Development Authority, RB, AFCO Cargo BDL LLC Project, AMT, 8.00%, 4/01/30 (c)(d)	2,700	1,663,902
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	955	1,051,570
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, 5.00%, 7/01/35	2,515	2,865,163
State of Connecticut, GO, Refunding, Series C:
5.00%, 6/01/23	2,195	2,769,607
5.00%, 6/01/24	1,395	1,743,973
		10,094,215
Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	790	897,069
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,430	2,630,426
		3,527,495
District of Columbia — 3.2%
District of Columbia, Tax Allocation Bonds, City Market O Street Project, 5.13%, 6/01/41	1,520	1,637,435

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports
Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 5.07%, 10/01/35 (b)	$13,485	$4,228,761
First Senior Lien, Series A, 5.00%, 10/01/39	505	554,637
First Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,627,819
		8,048,652
Florida — 8.3%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A, 5.25%, 10/01/34	750	895,552
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1:
5.00%, 6/01/19	2,015	2,314,147
5.00%, 6/01/21	1,185	1,367,063
City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	2,375	2,710,896
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC), 5.48%, 10/01/37 (b)	2,340	599,953
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,976,163
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,095	2,117,437
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,900	1,900,570
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,570	1,981,670
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,345	2,408,151
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	660	448,642
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/34	1,445	1,447,384
		21,167,628
Georgia — 1.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	647,156

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax Revenue, Third Indenture Series A, 5.00%, 7/01/39	$2,410	$2,691,440
		3,338,596
Hawaii — 0.4%
State of Hawaii, Harbor System, RB, Series A, 5.25%, 7/01/30	945	1,106,888
Illinois — 11.7%
Chicago Board of Education Illinois, GO Series A, 5.50%, 12/01/39	1,460	1,702,097
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,160	3,537,367
City of Chicago Illinois, Refunding RB, Series A, 5.25%, 1/01/38	570	654,349
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	900	933,507
City of Chicago Illinois O’Hare International Airport, GARB:
Series A, 5.75%, 1/01/39	2,000	2,357,480
O’Hare International Airport, General, Third Lien, Series C (AGM), 6.50%, 1/01/41	4,055	4,978,242
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	730	832,806
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,115	1,255,122
Series A, 5.00%, 11/15/37	675	751,835
Series A, 5.00%, 11/15/42	1,230	1,361,795
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C2, AMT, 5.35%, 2/01/27	2,525	2,525,000
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B-1, (AGM), 5.19%, 6/15/47 (b)	13,220	2,214,350
Series B-1, (AGM), 5.00%, 6/15/50	2,190	2,369,580
Series B-2, 5.00%, 6/15/50	1,740	1,882,071
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	930	1,085,236
6.00%, 6/01/28	800	930,968
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	440	499,884
		29,871,689
Indiana — 1.7%
Indiana Finance Authority, RB:
Sisters of St. Francis Health, 5.25%, 11/01/39	585	642,944

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Wastewater Utility, CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	$1,090	$1,261,566
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,300	1,497,184
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	775	903,867
		4,305,561
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	1,435	1,619,125
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.75%, 11/15/38	1,520	1,781,987
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,155	1,260,186
		3,042,173
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	700	823,683
Louisiana — 3.0%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	640,219
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,933,825
New Orleans Aviation Board, ARB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	430	472,286
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	2,270	2,553,364
		7,599,694
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	210	227,986
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	615	707,287
		935,273

Municipal Bonds	Par (000)	Value
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	$300	$327,090
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	580	627,833
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	1,520	1,735,475
		2,690,398
Massachusetts — 2.8%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	1,260	1,472,386
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,378,509
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,255	1,368,113
Massachusetts HFA, HRB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,900	2,944,805
		7,163,813
Michigan — 2.5%
City of Detroit Michigan, RB, Senior Lien Senior Lien:
Series A, 5.25%, 7/01/41	2,145	2,250,748
Series B (AGM), 7.50%, 7/01/33	635	798,259
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	955	1,060,117
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	2,105	2,364,062
		6,473,186
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,552,777
Tobacco Securitization Authority Minnesota, Refunding RB:
5.25%, 3/01/25	3,110	3,608,564
5.25%, 3/01/31	1,310	1,473,658
		7,634,999
Mississippi — 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	675	768,292

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska — 0.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	$575	$610,150
5.00%, 9/01/42	1,005	1,033,833
		1,643,983
New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,557,961
New Jersey — 4.4%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT:
6.63%, 9/15/12 (e)	1,000	1,005,110
6.25%, 9/15/29	2,950	2,961,770
New Jersey EDA, Refunding RB, Cigarette Tax, 5.00%, 6/15/25	680	762,205
New Jersey Transportation Trust Fund Authority, RB:
Series A, 5.50%, 6/15/41	1,575	1,840,892
Series B, 5.25%, 6/15/36	1,705	1,964,518
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	875	990,964
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,725	1,640,941
		11,166,400
New York — 4.8%
Dutchess County Industrial Development Agency New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	890	916,834
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,450	1,692,106
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	375	421,504
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,740	1,963,816
Series D, 5.25%, 11/15/40	840	949,444
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,500	1,541,685
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	725	732,424
Series C, 6.80%, 6/01/28	535	546,363

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	$850	$969,553
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/42	1,235	1,391,993
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	900	1,022,679
		12,148,401
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	970	1,071,355
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	175	203,075
Pennsylvania — 4.8%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,125	918,675
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.25%, 1/01/35	1,700	1,719,941
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	2,520	2,953,995
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	3,500	3,400,110
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,130,934
Commercial Development, AMT, 7.75%, 12/01/17	725	726,138
Saligman House Project, Series C, 6.10%, 7/01/33	1,245	1,274,220
		12,124,013
Puerto Rico — 3.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,860	4,607,798
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 5.57%, 8/01/35 (b)	4,000	1,131,080
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (b):
First Sub-Series C, 5.73%, 8/01/38	2,975	684,815

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (b) (concluded):
Senior Series C, 5.43%, 8/01/39	$9,665	$2,274,948
		8,698,641
South Carolina — 1.0%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	2,285	2,571,105
Tennessee — 1.0%
Hardeman County Correctional Facilities Corp. Tennessee, RB, 7.75%, 8/01/17	2,320	2,320,557
Rutherford County Health & Educational Facilities Board, RB, 5.00%, 11/15/47	150	168,972
		2,489,529
Texas — 10.5%
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,655	3,699,079
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	1,480	1,715,927
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue, 5.00%, 11/15/37	440	513,568
City of Dallas Texas, Refunding RB, Waterworks & Sewer System, 5.00%, 10/01/35	1,050	1,210,923
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,201,664
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,910	2,319,638
La Vernia Higher Education Finance Corp., RB, KIPP Inc. Series A, 6.38%, 8/15/44	450	525,204
North Texas Tollway Authority, RB, CAB, Special Projects System, Series B, 5.39%, 9/01/37 (b)	1,400	369,208
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,633,595
San Antonio Energy Acquisition Public
Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,227,226
5.50%, 8/01/25	1,120	1,251,712

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$2,000	$2,441,600
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,041,122
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	875	896,595
University of Texas System, Refunding RB, Revenue Financing System, Series B, 5.00%, 8/15/43	2,145	2,520,568
		26,567,629
Vermont — 0.4%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	890	902,825
Virginia — 1.6%
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.13%, 10/01/42	1,000	1,024,300
Virginia Small Business Financing Authority, RB, AMT:
5.25%, 1/01/32	550	595,034
6.00%, 1/01/37	1,275	1,456,190
5.50%, 1/01/42	805	887,078
		3,962,602
Washington — 1.5%
Seattle Housing Authority Washington, RB, Replacement Housing Projects, 6.13%, 12/01/32	1,225	1,227,523
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 5/15/21 (e)	1,375	1,917,795
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	705	786,470
		3,931,788
Wisconsin — 4.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	6,189,094
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,710	1,895,723

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational
Facilities Authority, RB (concluded):
New Castle Place Project, Series A, 7.00%, 12/01/31	$825	$606,293
SynergyHealth Inc., 6.00%, 11/15/32	1,755	1,836,028
		10,527,138
Wyoming — 0.1%
Wyoming Municipal Power Agency, RB, Series A, 5.00%, 1/01/42	210	227,329
Total Municipal Bonds – 106.6%		271,047,726

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,690	1,878,167
California — 9.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,627,929
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	1,845	2,159,665
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,120	4,623,991
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,826,291
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	877,041
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	7,422,030
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM) (AGO), 5.50%, 7/01/35	3,494	3,824,335
University of California, RB, Limited Project, Series B, 4.75%, 5/15/13 (e)	1,670	1,745,724
		25,107,006
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	2,580	2,755,595

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (concluded):
Series C-7, 5.00%, 9/01/36	$1,650	$1,764,510
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	1,490	1,702,674
		6,222,779
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,180	3,629,716
Series X-3, 4.85%, 7/01/37	3,270	3,741,534
		7,371,250
Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,939	4,433,292
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,506,172
Illinois — 0.9%
City of Chicago Illinois Waterworks, Refunding RB, 5.00%, 11/01/42	2,079	2,366,798
Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Ascension Health, Series B, 5.00%, 11/15/51	2,920	3,244,557
Massachusetts — 3.6%
Massachusetts School Building Authority, RB:
Sales Tax Revenue, Series A, (AGM), 5.00%, 8/15/30	4,994	5,527,109
Senior Series B, 5.00%, 10/15/41	3,150	3,639,636
		9,166,745
Michigan — 0.8%
Detroit Water and Sewerage Department, Refunding RB,
Senior Lien, Series A:
5.00%, 7/01/32	1,088	1,143,907
5.25%, 7/01/39	937	988,184
		2,132,091
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,681,862

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York — 10.8%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	$1,110	$1,300,887
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer, Series FF-2, 5.50%, 6/15/40	1,110	1,307,217
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	1,720	1,985,221
New York Liberty Development Corp., RB, 1 World Trade Center, Port Authority Construction, 5.25%, 12/15/43	7,440	8,581,668
New York Liberty Development Corp., Refunding RB, 4 World Trade Center, Project, 5.75%, 11/15/51	4,460	5,276,849
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,034	4,389,570
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,647,680
		27,489,092
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,209,881
Ohio — 4.3%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	9,644	10,825,509
Tennessee — 1.0%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,470,927
Texas — 3.1%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	4,620	5,202,351
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,690,303
		7,892,654
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,519	2,753,310
Virginia — 2.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,749	4,312,818
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,094	2,311,932
		6,624,750

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$1,860	$2,120,416
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	4,392,565
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 51.9%		131,889,823
Total Long-Term Investments (Cost – $363,638,691) – 158.5%		402,937,549

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	20,463	20,463

	Par (000)
Commonwealth of Massachusetts, GO, VRDN, Consolidated Loan, Series B, 0.17%, 8/01/12 (i)	$200	200,000
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.17%, 8/01/12 (i)	1,300	1,300,000
		1,500,000
Total Short-Term Securities (Cost – $1,520,463) – 0.6%		1,520,463
Total Investments (Cost - $365,159,154*) – 159.1%		404,458,012
Other Assets Less Liabilities – 1.3%		3,371,956
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (27.5)%		(69,846,691)
VMTP Shares, at Liquidation Value – (32.9)%		(83,700,000)
Net Assets Applicable to Common Shares – 100.0%		$254,283,277

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$295,121,937
Gross unrealized appreciation	$41,806,990
Gross unrealized depreciation	(2,281,629)
Net unrealized appreciation	$39,525,361

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	22,614	(2,151)	20,463	$9

(h)	Represents the current yield as of report date.
(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	8

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$402,937,549	—	$402,937,549
Short-Term Securities	$20,463	1,500,000	—	1,520,463
Total	$20,463	$404,437,549	—	$404,458,012

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(69,810,714)	—	$(69,810,714)
VMTP shares	—	(83,700,000)	—	(83,700,000)
Total	—	$(153,510,714)	—	$(153,510,714)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 25, 2012